SALE RESERVES AND ALLOWENCES (Tables)	6 Months Ended
Jun. 30, 2013
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [Text Block]
Sales reserves and allowances consisted of the following:
	June 30,	December 31,
	2013	2012
	U.S. $ in millions
Rebates	$2,853	$2,983
Chargebacks	1,162	1,273
Returns	480	506
Other	281	172
	$4,776	$4,934